Notes Payable (Details textual) (USD $)	0 Months Ended			1 Months Ended			3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Aug. 26, 2013	Apr. 03, 2013 Installments	Jan. 13, 2013	Aug. 31, 2013	Sep. 30, 2012	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Jun. 11, 2013	Sep. 30, 2013 Notes	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Sep. 14, 2012	Jul. 30, 2010	Jun. 30, 2010
Notes Payable (Textual)
Interest rate on convertible notes payable					12.00%							6.00%
Maturity date of convertible notes		Nov. 03, 2013		Aug. 11, 2016	Mar. 31, 2013					Jun. 12, 2013		Jun. 12, 2013
Conversion price of notes				$ 0.50			$ 1.00			$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 0.125	$ 0.125
Accrued interest on notes						$ 4,441				$ 56
Unsecured convertible note payable												296,000		396,000
Convertible note payable				150,000						145,000	65,000	296,000		396,000	541,000
Convertible note repayment description				The Company's common stock and issue 330,000 warrants exercisable at $2.25 per share which vest immediately and expire on August 11, 2016.
Warrants issued to purchase shares of common stock				330,000			56,000			56,000					56,000
Fair value of warrants estimated				492,063			26,925			26,925		26,925		26,925	26,925
Expected volatility	138.00%			137.00%						109.00%		109.00%
Interest rate				0.61%
Expected life	3 years			3 years						2 years		1 year
Dividend yield	0.00%			0.00%						0.00%		0.00%
Amortization of discount on convertible notes payable								5,318		126,783	5,318	103,441	36,365	173,607	266,609
Stock issuance costs			242,000						287,000	756,695		2,409,524	1,872,820
Debt extinguishment expense							(687,286)								687,286
Amount issued in form of promissory note		75,000
Number of installment		3
Amount of promissory note to be paid in installment		25,000					10,000			10,000					10,000
Accrued interest				15,000
Number of Notes issued										7
Number of notes repaid										2
Unpaid principal balance of note							47,917			47,917					47,917
Interest rate on notes payable							4.75%			4.75%		4.75%		4.75%	4.75%
Interest expense, net							16,729	6,467		38,213	7,009	9,278	18,500	63,998	102,211
Notes payable minimum monthly payment inclusive of interest										1,164,525		1,216
Notes payable monthly payment description										Minimum monthly payments, inclusive of interest, of $1,216 commencing in May 2012.		Minimum monthly payments, inclusive of interest, of $1,216 commencing in May 2012.
EV Pass LLC [Member]
Notes Payable (Textual)
Maturity date of convertible notes		Nov. 03, 2013
Amount issued in form of promissory note		75,000
Number of installment		3
Amount of promissory note to be paid in installment		25,000
350Green LLC [Member]
Notes Payable (Textual)
Interest rate on convertible notes payable										12.00%
Maturity date of convertible notes										Jun. 29, 2012
Amount issued in form of promissory note							500,000			500,000					500,000
Amount of promissory note to be paid in installment							20,000			20,000					20,000
Payment on the closing date							10,000			10,000					10,000
Amount paid at closing date under agreement							10,000			10,000					10,000
Present value of debt on date of issuance							444,768			444,768					444,768
Note payable assumed										25,000
Accrued interest							3,008			3,008					3,008
Unpaid principal balance of note							360,912			360,912					360,912
Repayments of note payable inclusive of interest										100,000
Interest rate on notes payable							8.00%			8.00%					8.00%
Shareholder [Member]
Notes Payable (Textual)
Accrued interest							1,545			1,545					1,545
Number of Notes issued										7
Note payable issued										145,000
Number of notes repaid										2
Unpaid principal balance of note							121,545			121,545					121,545
Repayments of note payable inclusive of interest										25,108
Interest rate on notes payable							12.00%			12.00%					12.00%
Convertible note issued on September 14, 2012 [Member]
Notes Payable (Textual)
Interest rate on convertible notes payable										12.00%		12.00%
Maturity date of convertible notes										Jun. 14, 2013		Mar. 14, 2013
Conversion price of notes							$ 1			$ 1		$ 1		$ 1	$ 1
Unsecured convertible note payable										65,000		65,000
Warrants issued to purchase shares of common stock							65,000			65,000					65,000
Fair value of warrants estimated							30,934			30,934		30,934		30,934	30,934
Common stock at the fixed rate							$ 1			$ 1		$ 1		$ 1	$ 1
Expected volatility										222.00%		131.00%
Interest rate										0.27%
Expected life										2 years		1 year
Dividend yield										0.00%		0.00%
Convertible note fair value of beneficial conversion feature										32,884		32,884
Aggregate debt discount							63,818			63,818		63,818		63,818	63,818
Unamortized debt discount							2,284			2,284		18,523		18,523	2,284
Convertible note issued on October 10, 2012 [Member]
Notes Payable (Textual)
Interest rate on convertible notes payable										12.00%		12.00%
Maturity date of convertible notes										Apr. 10, 2013		Apr. 10, 2013
Conversion price of notes							$ 1			$ 1		$ 1		$ 1	$ 1
Unsecured convertible note payable												100,000
Convertible note payable										100,000
Future minimum principal payments due annually							25,000			25,000		25,000		25,000	25,000
Convertible note repayment description										The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by Company		The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by the Company.
Warrants issued to purchase shares of common stock							100,000			100,000					100,000
Fair value of warrants estimated							54,464			54,464		54,464		54,464	54,464
Common stock at the fixed rate							$ 1			$ 1		$ 1.00		$ 1.00	$ 1
Expected volatility										182.00%		182.00%
Interest rate										0.23%
Expected life										3 years		1 year 6 months
Dividend yield										0.00%		0.00%
Convertible note fair value of beneficial conversion feature										45,536		45,536
Aggregate debt discount							100,000			100,000		100,000		100,000	100,000
Unamortized debt discount												54,945		54,945
Convertible note issued on October 12, 2012 [Member]
Notes Payable (Textual)
Interest rate on convertible notes payable										12.00%		12.00%
Maturity date of convertible notes										Apr. 12, 2013		Apr. 12, 2013
Conversion price of notes							$ 1			$ 1		$ 1		$ 1	$ 1
Unsecured convertible note payable												50,000
Convertible note payable										50,000
Future minimum principal payments due annually							25,000			25,000		25,000		25,000	25,000
Convertible note repayment description										The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by Company		The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by the Company
Warrants issued to purchase shares of common stock							50,000			50,000					50,000
Fair value of warrants estimated							27,938			27,938		27,938		27,938	27,938
Common stock at the fixed rate							$ 1			$ 1		$ 1		$ 1	$ 1
Expected volatility										181.00%		181.00%
Interest rate										0.23%
Expected life										3 years		1 year 6 months
Dividend yield										0.00%		0.00%
Convertible note fair value of beneficial conversion feature												22,062
Aggregate debt discount							22,062			22,062		50,000		50,000	22,062
Unamortized debt discount							50,000			50,000		28,022		28,022	50,000
Convertible Note Issued on December 3, 2012, [Member]
Notes Payable (Textual)
Interest rate on convertible notes payable										12.00%		12.00%
Maturity date of convertible notes										Jun. 13, 2013		Jun. 03, 2013
Conversion price of notes							$ 1			$ 1		$ 1		$ 1	$ 1
Unsecured convertible note payable										20,000		20,000
Warrants issued to purchase shares of common stock							20,000			20,000					20,000
Fair value of warrants estimated							10,049			10,049		10,049		10,049	10,049
Common stock at the fixed rate							$ 1			$ 1		$ 1		$ 1	$ 1
Expected volatility										124.00%		124.00%
Interest rate										0.18%
Expected life										2 years		1 year
Dividend yield										0.00%		0.00%
Convertible note fair value of beneficial conversion feature										9,951		9,951
Aggregate debt discount							20,000			20,000		20,000		20,000	20,000
Unamortized debt discount							9,891			9,891		16,923		16,923	9,891
Convertible Note Issued On December 12, 2012 [Member]
Notes Payable (Textual)
Interest rate on convertible notes payable										12.00%		12.00%
Maturity date of convertible notes										Jun. 12, 2013		Jun. 12, 2013
Conversion price of notes							$ 1			$ 1		$ 1		$ 1	$ 1
Unsecured convertible note payable										56,000		56,000
Warrants issued to purchase shares of common stock							56,000			56,000					56,000
Fair value of warrants estimated							26,925			26,925		26,925		26,925	26,925
Common stock at the fixed rate							$ 1			$ 1		$ 1		$ 1	$ 1
Expected volatility										109.00%		109.00%
Interest rate										0.14%
Expected life										2 years		1 year
Dividend yield										0.00%		0.00%
Convertible note fair value of beneficial conversion feature										29,075		29,075
Aggregate debt discount							56,000			56,000		56,000		56,000	56,000
Unamortized debt discount							30,462			30,462		50,154		50,154	30,462
Convertible Note Issued On December 28, 2012 [Member]
Notes Payable (Textual)
Interest rate on convertible notes payable										12.00%		12.00%
Maturity date of convertible notes										Jan. 28, 2013		Jun. 28, 2013
Conversion price of notes							$ 1			$ 1		$ 1		$ 1	$ 1
Accrued interest on notes										56
Unsecured convertible note payable										5,000		5,000
Warrants issued to purchase shares of common stock							5,000			5,000					5,000
Fair value of warrants estimated							2,160			2,160		2,160		2,160	2,160
Common stock at the fixed rate							$ 1			$ 1		$ 1		$ 1	$ 1
Expected volatility										107.00%		107.00%
Interest rate										0.15%
Expected life										2 years		1 year
Dividend yield										0.00%		0.00%
Convertible note fair value of beneficial conversion feature										2,840		2,840
Aggregate debt discount							5,000			5,000		5,000		5,000	5,000
Unamortized debt discount							$ 4,064			$ 4,064		$ 4,918		$ 4,918	$ 4,064